Note 32 - Cash Flow Information - Non-cash Items and Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Operating profit	$ 15,177	$ 40,276	$ 38,360
Impairment of property, plant and equipment (note 18)	877	8,209	497
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, exploration and evaluation assets	0	467	3,837
Impairment of solar plant - VAT and duty receivables	720	0	0
Unrealised foreign exchange gains (note 13)	(4,217)	(12,736)	(2,754)
Cash-settled share-based expense (note 12.1)	463	609	477
Cash-settled share-based expense included in production costs (note 12.1)	660	853	692
Cash portion of cash-settled share-based expense	(1,695)	(1,468)	(420)
Expense from equity-settled share-based payment transactions	640	484	(0)
Depreciation (note 18)	14,486	10,141	8,046
Fair value loss on derivative instruments (note 14)	1,119	401	240
Profit on disposal of property, plant and equipment (note 18)	33	0	0
Derecognition of property, plant and equipment	0	0	(38)
Write down of inventory	283	563	0
Expected credit losses on deferred consideration on the disposal of subsidiary	0	0	761
Cash generated from operations before working capital changes	28,546	47,799	49,698
Inventories	(2,182)	1,915	(4,016)
Prepayments	338	(1,375)	(4,272)
Trade and other receivables	(1,910)	(1,561)	(4,746)
Trade and other payables	1,606	2,879	2,039
Cash generated from operations	$ 26,398	$ 49,657	$ 38,703